UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

October 31, 2016

Portfolio of Investments

Foreign Government Bonds — 36.5%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 2.7%
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	$811,574
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,942,953
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,027,466

Total Bangladesh			$3,781,993

Bosnia and Herzegovina — 1.6%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,608	$771,546
Republic of Srpska, 1.50%, 10/30/23	BAM	1,219	595,985
Republic of Srpska, 1.50%, 5/31/25	BAM	414	195,222
Republic of Srpska, 1.50%, 12/24/25	BAM	921	432,860
Republic of Srpska, 1.50%, 9/25/26	BAM	469	211,560

Total Bosnia and Herzegovina			$2,207,173

Brazil — 4.8%
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	10,000	$3,065,351
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	12,035	3,577,652

Total Brazil			$6,643,003

Czech Republic — 4.3%
Czech Republic Government Bond, 0.00%, 11/9/17(1)	CZK	145,580	$6,001,140

Total Czech Republic			$6,001,140

Dominican Republic — 4.9%
Dominican Republic, 10.40%, 5/10/19 (1)	DOP	39,700	$870,648
Dominican Republic, 13.50%, 8/4/17(1)	DOP	11,400	253,127
Dominican Republic, 14.00%, 6/8/18(1)	DOP	247,100	5,670,531

Total Dominican Republic			$6,794,306

Georgia — 1.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$79,276
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	218,230
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	207,631
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	6,433
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	210,937
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	780	352,954
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	630,877

Total Georgia			$1,706,338

Security		Principal Amount (000’s omitted)	Value

Iceland — 7.5%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,682,329
Republic of Iceland, 7.25%, 10/26/22	ISK	105,472	630,679
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,038,994

Total Iceland			$10,352,002

Malaysia — 2.5%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	14,110	$3,364,927
Malaysia Government Bond, 3.82%, 11/15/16	MYR	600	143,073

Total Malaysia			$3,508,000

Serbia — 4.7%
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	438,740	$4,027,702
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	901,559
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	156,300	1,508,086

Total Serbia			$6,437,347

Vietnam — 2.3%
Vietnam Government Bond, 6.30%, 3/15/17	VND	20,000,000	$905,329
Vietnam Government Bond, 7.20%, 1/15/17	VND	50,000,000	2,257,053

Total Vietnam			$3,162,382

Total Foreign Government Bonds (identified cost $53,520,476)			$50,593,684

Collateralized Mortgage Obligations — 0.5%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$156,742	$173,538
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(2)(3)		451,576	506,115

Total Collateralized Mortgage Obligations (identified cost $627,644)			$679,653

Mortgage Pass-Throughs — 2.4%

Security		Principal Amount	Value
Federal National Mortgage Association:
1.94% with maturity at 2035(3)(4)		$747,501	$763,100
3.88% with maturity at 2035(4)		570,397	611,819
7.00% with maturity at 2033		359,805	419,862

18	See Notes to Financial Statements.

International Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
7.50% with maturity at 2035	$233,390	$280,110
8.50% with maturity at 2032	188,698	231,656

		$2,306,547

Government National Mortgage Association:
7.00% with maturity at 2035(3)	$629,710	$745,118
9.00% with various maturities to 2024	240,431	264,731

		$1,009,849

Total Mortgage Pass-Throughs (identified cost $3,103,370)		$3,316,396

Currency Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call MXN/Put USD	Deutsche Bank AG	USD 1,979	MXN 18.33	1/11/17	$26,495
Call RUB/Put USD	Citibank, N.A.	USD 3,000	RUB 62.10	9/28/17	62,028
Call RUB/Put USD	Citibank, N.A.	USD 4,250	RUB 60.00	9/28/17	54,289

Total Currency Options Purchased (identified cost $203,764)					$142,812

Short-Term Investments — 56.3%

Foreign Government Securities — 27.8%

Security		Principal Amount (000’s omitted)	Value

Denmark — 4.2%
Denmark Treasury Bill, 0.00%, 3/1/17	DKK	39,000	$5,768,734

Total Denmark			$5,768,734

Georgia — 3.0%
Georgia Treasury Bill, 0.00%, 1/26/17	GEL	840	$345,364
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	81	32,569
Georgia Treasury Bill, 0.00%, 8/10/17	GEL	9,500	3,816,422

Total Georgia			$4,194,355

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	18,480	$99,704

Total Iceland			$99,704

Security		Principal Amount (000’s omitted)	Value

Japan — 4.1%
Japan Treasury Discount Bill, 0.00%, 1/16/17	JPY	600,000	$5,724,264

Total Japan			$5,724,264

Kazakhstan — 2.3%
National Bank of Kazakhstan Note, 0.00%, 1/20/17	KZT	613,014	$1,778,555
National Bank of Kazakhstan Note, 0.00%, 2/17/17	KZT	514,988	1,480,936

Total Kazakhstan			$3,259,491

Mexico — 4.5%
Mexico Cetes, 0.00%, 2/2/17	MXN	118,487	$6,192,379

Total Mexico			$6,192,379

Sri Lanka — 5.5%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	535,100	$3,480,059
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	646,670	4,197,361

Total Sri Lanka			$7,677,420

Sweden — 4.1%
Sweden Treasury Bill, 0.00%, 1/18/17	SEK	51,000	$5,656,378

Total Sweden			$5,656,378

Total Foreign Government Securities (identified cost $39,279,522)			$38,572,725

U.S. Treasury Obligations — 26.4%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/17/16		$400	$399,970
U.S. Treasury Bill, 0.00%, 11/25/16(3)		11,000	10,998,779
U.S. Treasury Bill, 0.00%, 12/22/16		25,300	25,291,803

Total U.S. Treasury Obligations (identified cost $36,690,838)			$36,690,552

19	See Notes to Financial Statements.

International Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Other — 2.1%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.68%(5)	2,875,338	$2,875,913

Total Other (identified cost $2,875,626)		$2,875,913

Total Short-Term Investments (identified cost $78,845,986)		$78,139,190

Total Investments — 95.8% (identified cost $136,301,240)		$132,871,735

Currency Options Written — (0.0)%(6)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call MXN/Put USD	Goldman Sachs International	USD 1,979	MXN 18.33	1/11/17	$(26,495)

Total Currency Options Written (premiums received $87,868)					$(26,495)

Other Assets, Less Liabilities — 4.2%	$5,870,678

Net Assets — 100.0%	$138,715,918

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $12,795,446 or 9.2% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2016.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2016.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

(6)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	2,900,655	USD	3,169,256	Standard Chartered Bank	11/2/16	$14,939	$—
EUR	3,032,179	USD	3,323,875	Standard Chartered Bank	11/2/16	4,701	—
EUR	131,524	USD	148,072	Standard Chartered Bank	11/2/16	—	(3,692)
KES	21,236,000	USD	204,783	Citibank, N.A.	11/2/16	4,130	—
USD	3,373,178	EUR	3,032,179	Standard Chartered Bank	11/2/16	44,603	—
USD	144,177	EUR	131,524	Standard Chartered Bank	11/2/16	—	(204)
USD	3,179,698	EUR	2,900,655	Standard Chartered Bank	11/2/16	—	(4,497)
USD	209,127	KES	21,236,000	Citibank, N.A.	11/2/16	214	—
KES	6,242,000	USD	60,222	Standard Chartered Bank	11/3/16	1,175	—
PLN	17,429,164	EUR	4,007,880	Morgan Stanley & Co. International PLC	11/4/16	42,429	—
SEK	60,648,555	EUR	6,332,862	Goldman Sachs International	11/4/16	—	(237,107)
IDR	4,521,274,000	USD	340,380	BNP Paribas	11/14/16	5,685	—
IDR	25,348,404,000	USD	1,911,933	Nomura International PLC	11/14/16	28,273	—
PHP	92,619,128	USD	1,991,295	Bank of America, N.A.	11/15/16	—	(80,746)
PHP	97,915,872	USD	2,105,627	Goldman Sachs International	11/15/16	—	(85,817)
PHP	54,850,000	USD	1,168,762	Nomura International PLC	11/15/16	—	(37,315)
ARS	79,484,000	USD	4,440,447	Citibank, N.A.	11/16/16	757,126	—
MXN	16,560,714	USD	889,792	Standard Chartered Bank	11/22/16	—	(15,472)
USD	904,851	MXN	16,560,714	Standard Chartered Bank	11/22/16	30,531	—
RUB	479,602,669	USD	7,318,491	Deutsche Bank AG	11/23/16	205,883	—
USD	1,525,099	RUB	97,450,000	Citibank, N.A.	11/23/16	—	(3,771)
KES	6,400,000	USD	61,209	JPMorgan Chase Bank, N.A.	12/5/16	1,362	—

20	See Notes to Financial Statements.

International Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
IDR	31,332,563,000	USD	2,330,425	JPMorgan Chase Bank, N.A.	12/6/16	$61,762	$—
IDR	4,082,469,000	USD	311,996	BNP Paribas	12/9/16	—	(447)
IDR	13,270,101,000	USD	986,992	Deutsche Bank AG	12/9/16	25,701	—
CAD	2,850,000	USD	2,193,004	JPMorgan Chase Bank, N.A.	12/12/16	—	(67,572)
NOK	45,690,000	EUR	4,911,511	BNP Paribas	12/20/16	127,065	—
EUR	258,877	USD	291,897	Goldman Sachs International	12/21/16	—	(7,079)
GBP	1,165,000	USD	1,519,650	Australia and New Zealand Banking Group Limited	1/3/17	—	(91,430)
BRL	10,000,000	USD	2,651,816	Standard Chartered Bank	1/5/17	421,544	—
USD	2,963,402	BRL	10,000,000	Citibank, N.A.	1/5/17	—	(109,958)
USD	2,199,736	BRL	10,000,000	Standard Chartered Bank	1/5/17	—	(873,624)
ILS	16,875,000	USD	4,486,123	Citibank, N.A.	1/6/17	—	(80,377)
USD	2,244,300	EUR	2,000,000	Standard Chartered Bank	1/9/17	41,740	—
USD	1,988,268	EUR	1,807,352	Standard Chartered Bank	1/9/17	—	(2,133)
USD	3,926,912	EUR	3,610,622	Standard Chartered Bank	1/9/17	—	(49,393)
USD	637,811	EUR	565,611	Goldman Sachs International	1/11/17	14,859	—
USD	10,117,035	EUR	8,970,673	Standard Chartered Bank	1/11/17	236,917	—
COP	14,240,000,000	USD	4,805,129	The Bank of Nova Scotia	1/13/17	—	(118,781)
IDR	12,949,859,000	USD	977,569	Barclays Bank PLC	1/17/17	4,825	—
USD	5,767,412	JPY	600,000,000	Citibank, N.A.	1/17/17	27,390	—
USD	5,806,059	SEK	51,000,000	Goldman Sachs International	1/18/17	136,973	—
INR	311,120,000	USD	4,594,551	Standard Chartered Bank	1/19/17	20,537	—
INR	164,080,000	USD	2,423,813	Standard Chartered Bank	1/19/17	10,115	—
EUR	1,410,070	RON	6,391,000	BNP Paribas	1/30/17	—	(5,534)
EUR	1,188,904	RON	5,400,000	BNP Paribas	1/30/17	—	(7,452)
RON	25,845,300	EUR	5,637,540	JPMorgan Chase Bank, N.A.	1/30/17	93,813	—
RON	1,910,000	EUR	423,926	BNP Paribas	2/3/17	—	(1,172)
KES	108,328,000	USD	1,023,894	Citibank, N.A.	2/6/17	23,791	—
KES	118,800,000	USD	1,120,755	JPMorgan Chase Bank, N.A.	2/6/17	28,210	—
USD	6,704,765	EUR	6,130,828	Standard Chartered Bank	2/8/17	—	(56,212)
USD	3,184,542	EUR	2,900,655	Standard Chartered Bank	2/15/17	—	(15,281)
RON	780,000	EUR	172,452	BNP Paribas	2/28/17	119	—
RON	2,293,871	EUR	508,224	BNP Paribas	2/28/17	—	(828)
USD	5,745,468	DKK	39,000,000	Standard Chartered Bank	3/1/17	—	(43,495)
RON	1,870,000	EUR	413,763	Deutsche Bank AG	3/2/17	—	(95)
RON	242,000	EUR	53,682	Bank of America, N.A.	3/6/17	—	(170)
RON	1,746,850	EUR	387,689	Bank of America, N.A.	3/6/17	—	(1,436)
RON	1,261,000	EUR	279,911	Deutsche Bank AG	3/7/17	—	(1,101)
RON	1,799,000	EUR	399,024	Deutsche Bank AG	3/7/17	—	(1,228)
KES	11,639,000	USD	110,479	ICBC Standard Bank plc	3/8/17	1,527	—
RON	2,560,000	EUR	567,565	BNP Paribas	3/8/17	—	(1,488)
KES	10,444,000	USD	99,089	Standard Chartered Bank	3/9/17	1,400	—
KES	17,034,000	USD	161,460	Citibank, N.A.	3/13/17	2,328	—
KES	35,800,000	USD	339,981	Standard Chartered Bank	3/24/17	3,623	—
BRL	1,783,845	USD	506,486	Bank of America, N.A.	4/5/17	28,122	—
BRL	11,532,286	USD	2,993,067	Standard Chartered Bank	4/5/17	463,096	—

21	See Notes to Financial Statements.

International Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	570,417	BRL	2,256,000	Bank of America, N.A.	4/5/17	$—	$(105,694)
USD	4,544,880	BRL	17,975,000	Bank of America, N.A.	4/5/17	—	(842,129)
USD	573,275	BRL	2,040,000	BNP Paribas	4/5/17	—	(38,102)
USD	888,414	BRL	3,080,131	Citibank, N.A.	4/5/17	—	(34,684)
RSD	129,125,600	EUR	1,030,532	Citibank, N.A.	4/18/17	—	(6,447)
RSD	274,330,655	EUR	2,188,517	Citibank, N.A.	4/18/17	—	(12,730)

						$2,916,508	$(3,044,693)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Dec-16	$(1,336,414)	$(1,328,766)	$7,648
U.S. 10-Year Treasury Note	4	Short	Dec-16	(525,000)	(518,500)	6,500

						$14,148

Currency Abbreviations:

ARS	–	Argentine Peso
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona

JPY	–	Japanese Yen
KES	–	Kenyan Shilling
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
USD	–	United States Dollar
VND	–	Vietnamese Dong

22	See Notes to Financial Statements.

International Income Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $133,425,614)	$129,995,822
Affiliated investment, at value (identified cost, $2,875,626)	2,875,913
Cash	4,030,533
Restricted cash*	1,331,996
Foreign currency, at value (identified cost, $636,694)	635,188
Interest receivable	1,555,521
Receivable for investments sold	97,751
Receivable for open forward foreign currency exchange contracts	2,916,508
Tax reclaims receivable	2,507
Receivable from affiliate	17,245
Total assets	$143,458,984

Liabilities
Cash collateral due to brokers	$1,331,996
Written options outstanding, at value (premiums received, $87,868)	26,495
Payable for variation margin on open financial futures contracts	1,002
Payable for open forward foreign currency exchange contracts	3,044,693
Payable to affiliates:
Investment adviser fee	75,440
Trustees’ fees	723
Accrued expenses	262,717
Total liabilities	$4,743,066
Net Assets applicable to investors’ interest in Portfolio	$138,715,918

Sources of Net Assets
Investors’ capital	$142,268,953
Net unrealized depreciation	(3,553,035)
Total	$138,715,918

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

23	See Notes to Financial Statements.

International Income Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest (net of foreign taxes, $103,158)	$6,878,458
Interest allocated from/dividends from affiliated investment	45,544
Expenses allocated from affiliated investment	(1,392)
Total investment income	$6,922,610

Expenses
Investment adviser fee	$1,090,560
Trustees’ fees and expenses	9,366
Custodian fee	304,671
Legal and accounting services	121,646
Interest expense	12,023
Miscellaneous	12,650
Total expenses	$1,550,916
Deduct —
Allocation of expenses to affiliate	$145,490
Total expense reductions	$145,490

Net expenses	$1,405,426

Net investment income	$5,517,184

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $40,530)	$(12,971,883)
Investment transactions in/allocated from affiliated investment	956
Written options	51,485
Financial futures contracts	(53,984)
Foreign currency and forward foreign currency exchange contract transactions	(2,435,138)
Net realized loss	$(15,408,564)
Change in unrealized appreciation (depreciation) —
Investments	$9,978,165
Investments — affiliated investment	287
Written options	109,641
Financial futures contracts	15,748
Foreign currency and forward foreign currency exchange contracts	4,976,926
Net change in unrealized appreciation (depreciation)	$15,080,767

Net realized and unrealized loss	$(327,797)

Net increase in net assets from operations	$5,189,387

24	See Notes to Financial Statements.

International Income Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015(1)
From operations —
Net investment income	$5,517,184	$12,500,093
Net realized loss from investment transactions, written options, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(15,408,564)	(25,861,548)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, foreign currency and forward foreign currency exchange contracts	15,080,767	(8,660,265)
Net increase (decrease) in net assets from operations	$5,189,387	$(22,021,720)
Capital transactions —
Contributions	$17,940,662	$24,820,459
Withdrawals	(121,664,915)	(373,212,174)
Net decrease in net assets from capital transactions	$(103,724,253)	$(348,391,715)

Net decrease in net assets	$(98,534,866)	$(370,413,435)

Net Assets
At beginning of year	$237,250,784	$607,664,219
At end of year	$138,715,918	$237,250,784

(1)	Includes the accounts of the Subsidiary through April 1, 2015, as discussed in Note 1.

25	See Notes to Financial Statements.

International Income Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016		2015		2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.81	%(2)(3)	0.81	%(2)(3)	0.83%	0.83%	0.88%
Net investment income	3.17%		3.56%		3.49%	3.20%	3.57%
Portfolio Turnover	38%		23%		42%	21%	37%

Total Return	3.25	%(2)	(5.84	)%(2)	0.90%	(0.35)%	3.93%

Net assets, end of year (000’s omitted)	$138,716		$237,251		$607,664	$1,002,404	$292,334

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	The investment adviser reimbursed certain operating expenses (equal to 0.08% and 0.04% of average daily net assets for the years ended October 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes interest expense of 0.01% for each of the years ended October 31, 2016 and 2015.

26	See Notes to Financial Statements.

International Income Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Diversified Currency Income Fund held a 99.9% interest in the Portfolio.

Prior to April 2, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on April 1, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and securities, were transferred to the Portfolio with no gain or loss for financial reporting purposes. As of October 31, 2015, the Subsidiary had been dissolved with the Cayman Islands authorities. The accompanying financial statements include the accounts of the Subsidiary through April 1, 2015. Intercompany balances and transactions were eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

27

International Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

28

International Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $1,090,560 or 0.625% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $145,490 of the Portfolio’s operating expenses for the year ended October 31, 2016. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

See Note 3 for security transactions with affiliates.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns, for the year ended October 31, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$28,577,075	$61,078,468
U.S. Government and Agency Securities	—	847,049

	$28,577,075	$61,925,517

Included in sales are proceeds of $4,823,311 from the sale of securities by the Portfolio to investment companies advised by EVM or its affiliates that resulted in a net realized loss of $422,602. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$137,838,111

Gross unrealized appreciation	$1,522,337
Gross unrealized depreciation	(6,488,713)

Net unrealized depreciation	$(4,966,376)

29

International Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

The net unrealized appreciation on derivative contracts and foreign currency transactions at October 31, 2016 on a federal income tax basis was $629,289.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the year ended October 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received

Currency	USD	EUR	USD

Outstanding, beginning of year	5,427	—	70,710
Options written	6,469	2,108	155,068
Options exercised	(9,917)	—	(86,425)
Options expired	—	(2,108)	(51,485)

Outstanding, end of year	1,979	—	87,868

EUR	–	Euro
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $3,071,188. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $925,867 at October 31, 2016.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under

30

International Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$142,812	$—	$142,812
Net unrealized depreciation*	—	14,148	14,148
Receivable for open forward foreign currency exchange contracts	2,916,508	—	2,916,508

Total Asset Derivatives	$3,059,320	$14,148	$3,073,468

Derivatives not subject to master netting or similar agreements	$—	$14,148	$14,148

Total Asset Derivatives subject to master netting or similar agreements	$3,059,320	$—	$3,059,320

	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$(26,495)	$—	$(26,495)
Payable for open forward foreign currency exchange contracts	(3,044,693)	—	(3,044,693)

Total Liability Derivatives subject to master netting or similar agreements	$(3,071,188)	$—	$(3,071,188)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

31

International Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$28,122	$(28,122)	$—	$—	$—
Barclays Bank PLC	4,825	—	—	—	4,825
BNP Paribas	132,869	(55,023)	(77,846)	—	—
Citibank, N.A.	931,296	(247,967)	—	(580,895)	102,434
Deutsche Bank AG	258,079	(2,424)	—	—	255,655
Goldman Sachs International	151,832	(151,832)	—	—	—
ICBC Standard Bank plc	1,527	—	—	—	1,527
JPMorgan Chase Bank, N.A.	185,147	(67,572)	—	(117,575)	—
Morgan Stanley & Co. International PLC	42,429	—	(9,939)	—	32,490
Nomura International PLC	28,273	(28,273)	—	—	—
Standard Chartered Bank	1,294,921	(1,064,003)	—	(230,918)	—

	$3,059,320	$(1,645,216)	$(87,785)	$(929,388)	$396,931

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(91,430)	$—	$—	$—	$(91,430)
Bank of America, N.A.	(1,030,175)	28,122	925,867	—	(76,186)
BNP Paribas	(55,023)	55,023	—	—	—
Citibank, N.A.	(247,967)	247,967	—	—	—
Deutsche Bank AG	(2,424)	2,424	—	—	—
Goldman Sachs International	(356,498)	151,832	—	—	(204,666)
JPMorgan Chase Bank, N.A.	(67,572)	67,572	—	—	—
Nomura International PLC	(37,315)	28,273	—	—	(9,042)
Standard Chartered Bank	(1,064,003)	1,064,003	—	—	—
The Bank of Nova Scotia	(118,781)	—	—	—	(118,781)

	$(3,071,188)	$1,645,216	$925,867	$—	$(500,105)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

32

International Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2016 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(70,424)	$—
Financial futures contracts	—	(53,984)
Written options	51,485	—

Foreign currency and forward foreign currency exchange contract transactions	(2,478,541)	—

Total	$(2,497,480)	$(53,984)

Change in unrealized appreciation (depreciation) —
Investments	$(17,130)	$—
Financial futures contracts	—	15,748
Written options	109,641	—

Foreign currency and forward foreign currency exchange contracts	5,040,732	—

Total	$5,133,243	$15,748

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$1,839,000	$171,497,000

The average principal amount of purchased currency options contracts outstanding during the year ended October 31, 2016, which is indicative of the volume of this derivative type, was approximately $6,886,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

33

International Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$50,593,684	$—	$50,593,684
Collateralized Mortgage Obligations	—	679,653	—	679,653
Mortgage Pass-Throughs	—	3,316,396	—	3,316,396
Currency Options Purchased	—	142,812	—	142,812
Short-Term Investments —
Foreign Government Securities	—	38,572,725	—	38,572,725
U.S. Treasury Obligations	—	36,690,552	—	36,690,552
Other	—	2,875,913	—	2,875,913

Total Investments	$—	$132,871,735	$—	$132,871,735

Forward Foreign Currency Exchange Contracts	$—	$2,916,508	$—	$2,916,508
Futures Contracts	14,148	—	—	14,148

Total	$14,148	$135,788,243	$—	$135,802,391

Liability Description

Currency Options Written	$—	$(26,495)	$—	$(26,495)
Forward Foreign Currency Exchange Contracts	—	(3,044,693)	—	(3,044,693)

Total	$—	$(3,071,188)	$—	$(3,071,188)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

34

International Income Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of International Income Portfolio:

We have audited the accompanying statement of assets and liabilities of International Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of International Income Portfolio as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2016

35

Eaton Vance

Diversified Currency Income Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

36

Eaton Vance

Diversified Currency Income Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

37

Eaton Vance

Diversified Currency Income Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

John R. Baur 1970	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

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Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042    10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$60,080	$58,697
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$28,196	$25,160
All Other Fees(3)	$0	$0

Total	$88,276	$83,857

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$28,196	$25,160
Eaton Vance(1)	$46,000	$56,434

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date: December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 21, 2016

By:	/s/ John R. Baur
John R. Baur
President

Date: December 21, 2016